Note 10 - Stock-based Compensation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Stock-based compensation

During the year ended
December 31, 2017,
the Company issued
1,815,000
stock options, each option entitling the holder to purchase
one
common share of the Company. During the year ended
December 31, 2017,
an aggregate of
1,700,000
options were exercised.

During the year ended
December 31, 2016,
the Company issued
7,375,000
stock options, each option entitling the holder to purchase
one
common share of the Company. The Company also had
80,000
options issued as part of the qualifying transaction as disclosed in Note
19.
These options were exercised immediately after the close of the qualifying transaction on
April 21, 2016.
During the year ended
December 31, 2016,
400,000
of additional options were exercised.

The continuity of stock options are as follows:

	Number of Options	Weighted Avg Exercise Price (CDN$)
Balance at December 31, 2015	1,000,000	$0.05
Options issued	3,500,000	$0.25
Options issued through amalgamation	80,000	$0.25
Options exercised on April 21, 2016	(80,000)	$0.25
Options exercised on August 15, 2016	(400,000)	$0.05
Options issued on December 21, 2016	3,875,000	$1.50
Balance at December 31, 2016	7,975,000	$0.84
Stock options exercised on February 21, 2017	(10,000)	$0.25
Stock options exercised on February 21, 2017	(400,000)	$0.05
Options issued on February 24, 2017	535,000	$1.50
Stock options exercised on May 8, 2017	(7,060)	$1.50
Stock options cancelled on May 17, 2017	(10,000)	$1.50
Stock options exercised on May 23, 2017	(80,000)	$0.25
Stock options exercised on July 6, 2017	(200,000)	$0.05
Stock options exercised on July 17, 2017	(220,000)	$0.25
Options issued on August 14, 2017	1,280,000	$2.75
Stock options exercised on August 29, 2017	(7,940)	$1.50
Stock options exercised on December 19, 2017	(25,000)	$0.25
Stock options exercised on December 19, 2017	(750,000)	$1.50
Balance at December 31, 2017	8,080,000	$1.21

As at
December 31, 2017,
details of the issued and outstanding stock options are as follows:

Grant date	Exercise price (CDN$)	Number of options issued and outstanding	Number of vested options outstanding	Weighted Avg Remaining Life (years)
March 28, 2016	$0.25	3,165,000	3,165,000	0.24
December 21, 2016	$1.50	3,100,000	3,100,000	0.97
February 24, 2017	$1.50	535,000	535,000	1.15
August 14, 2017	$2.75	1,205,000	1,205,000	1.62
August 14, 2017	$2.75	75,000	37,500	0.62

The fair value of options granted during the year ended
December 31, 2017
was estimated using the Black-Scholes option pricing model to determine the fair value of options granted using the following assumptions:

	March 28, 2016	April 21, 2016	December 21, 2016
Volatility	63%	63%	58%
Risk-free interest rate	0.56%	1.12%	0.81%
Expected life (years)	2.06	1	2
Dividend yield	0%	0%	0%
Common share price	CDN $0.20	CDN $0.20	CDN $1.45
Strike price	CDN $0.25	CDN $0.25	CDN $1.50
Forfeiture rate	nil	nil	nil

	February 24, 2017	August 14, 2017	August 14, 2017
Volatility	59%	59%	83%
Risk-free interest rate	0.81%	1.22%	1.22%
Expected life (years)	2	2	1
Dividend yield	0%	0%	0%
Common share price	CDN $1.35	CDN $2.40	CDN $2.40
Strike price	CDN $1.50	CDN $2.75	CDN $2.75
Forfeiture rate	nil	nil	nil

The Company recorded
$849,679
of stock-based compensation for the year ended
December 31, 2017
and
$1,467,934
of stock-based compensation for the year ended
December 31, 2016.
During the year ended
December 31, 2017,
the Company recorded the cash receipt of
$979,522
as capital stock and reclassified
$286,609
of stock-based compensation to capital stock due to the exercise of
1,700,000
options disclosed above. During the year ended
December 31, 2016,
the Company recorded the cash receipt of
$35,423
as capital stock and reclassified
$10,014
of stock-based compensation to capital stock due to the exercise of
480,000
options disclosed above.

Volatility is determined based on volatilities of comparable companies when the Company does not
have its own sufficient trading history. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk-free rate assumed in valuing the options is based on the Canadian treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is
Nil
as the Company is
not
expected to pay dividends in the foreseeable future. The Company has estimated its stock option forfeitures to be
Nil
for the year ended
December 31, 2017
and
2016.